Restructuring Charges, Net - Schedule of Changes In Restructuring Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Restructuring Reserve [Roll Forward]
Restructuring charges, net	$ 0	$ 1,892	$ 68,558
Severance | The "Plan"
Restructuring Reserve [Roll Forward]
Restructuring liability, beginning balance	169	3,904	8,004
Restructuring charges, net	0	1,892	68,558
Reductions for cash payments		(5,786)	(57,636)
Non-cash payments			(15,421)
Exchange rate fluctuations		159	399
Restructuring liability, ending balance	$ 0	$ 169	$ 3,904